Long-Term Debt - Schedule of Ticking Fee (Detail)	12 Months Ended
Dec. 31, 2013
0-30 [Member]
Debt Instrument [Line Items]
Ticking fee per annum	0.00%
31-75 [Member]
Debt Instrument [Line Items]
Ticking fee per annum	1.50%
Over 75 [Member]
Debt Instrument [Line Items]
Ticking fee per annum	3.00%